revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Contract assets
Contract assets at beginning of period	$ 803	$ 1,069	$ 850	$ 1,238
Net additions arising from operations	311	176	583	347
Amounts billed in the period and thus reclassified to accounts receivable	(331)	(343)	(655)	(688)
Change in impairment allowance, net	2	(2)	5	3
Other	(1)	1	1	1
Contract assets at end of period	784	901	784	901
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	537	689	537	689
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(12)	(9)	(12)	(9)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(113)	(142)	(113)	(142)
Current contract assets	412	538	412	538	$ 439
Mobile
Contract assets
Amounts billed in the period and thus reclassified to accounts receivable	(183)	(268)	(376)	(557)
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period			582
Contract assets at end of period	537	689	537	689
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period			253
Contract assets at end of period	229	197	229	197
Thereafter
Contract assets
Contract assets at beginning of period			15
Contract assets at end of period	$ 18	$ 15	$ 18	$ 15